Selected Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Revenues										$ 3,020.6	$ 3,061.4	$ 3,562.3
Operating Profit (Loss)										184.5	96.4	59.4
Amounts attributable to Brink’s:
Continuing operations		$ 14.5	$ 24.5	$ 0.3	$ (3.1)	$ (3.2)	$ 7.7	$ (13.0)	$ (0.6)	36.2	(9.1)	(54.8)
Discontinued operations		(1.7)	0.0	0.0	0.0	(0.4)	(0.1)	0.1	(2.4)	(1.7)	(2.8)	(29.1)
Net income (loss) attributable to Brink’s		12.8	24.5	0.3	(3.1)	(3.6)	7.6	(12.9)	(3.0)	34.5	(11.9)	(83.9)
Depreciation and amortization		34.1	32.4	32.9	32.2	33.6	33.1	36.5	36.7	131.6	139.9	161.9
Capital expenditures		$ 39.8	$ 27.4	$ 24.2	$ 20.8	$ 39.9	$ 26.0	$ 20.9	$ 14.3	$ 112.2	$ 101.1	$ 136.1
Basic
Continuing operations (in dollars per share)		$ 0.29	$ 0.49	$ 0.01	$ (0.06)	$ (0.07)	$ 0.16	$ (0.26)	$ (0.01)	$ 0.72	$ (0.19)	$ (1.12)
Discontinued operations (in dollars per share)		(0.03)	0.00	0.00	0.00	(0.01)	0.00	0.00	(0.05)	(0.03)	(0.06)	(0.59)
Net income (loss) (in dollars per share)		0.25	0.49	0.01	(0.06)	(0.07)	0.16	(0.26)	(0.06)	0.69	(0.24)	(1.71)
Diluted
Continuing operations (in dollars per share)		0.28	0.48	0.01	(0.06)	(0.07)	0.16	(0.26)	(0.01)	0.72	(0.19)	(1.12)
Discontinued operations (in dollars per share)		(0.03)	0.00	0.00	0.00	(0.01)	0.00	0.00	(0.05)	(0.03)	(0.06)	(0.59)
Net income (loss) (in dollars per share)		$ 0.25	$ 0.48	$ 0.01	$ (0.06)	$ (0.07)	$ 0.15	$ (0.26)	$ (0.06)	$ 0.68	$ (0.24)	$ (1.71)
Effect of Fourth Quarter Events [Line Items]
Severance costs		$ 7.2
Net remeasurement gain (loss)									$ (18.0)	$ 1.4	$ (26.8)	$ (127.2)
Venezuela impairment										0.0	35.3	0.0
Accelerated U.S. income tax expense						$ 23.5
Valuation allowances										(2.6)	(1.5)	(1.9)
Reorganization and Restructuring 2016
Effect of Fourth Quarter Events [Line Items]
Restructuring charge										(18.1)
Reorganization and Restructuring 2015
Effect of Fourth Quarter Events [Line Items]
Restructuring charge						(9.6)	$ (2.0)			(6.5)
Ireland
Quarterly Financial Data [Abstract]
Revenues											20.0
Effect of Fourth Quarter Events [Line Items]
Severance costs					$ 4.2
Exit costs				$ 4.5	1.7
Venezuela
Effect of Fourth Quarter Events [Line Items]
Net remeasurement gain (loss)										(4.8)
Venezuela impairment							$ 0.8	$ 34.5		13.6	35.3
Russia
Effect of Fourth Quarter Events [Line Items]
Loss on sale of business	$ 5.9					$ 5.9
U.S.
Quarterly Financial Data [Abstract]
Revenues										763.8	736.5	728.6
Effect of Fourth Quarter Events [Line Items]
Valuation allowances		14.7
Venezuelan bolívar fuerte | Venezuela
Effect of Fourth Quarter Events [Line Items]
Currency remeasurement					2.8
Net remeasurement gain (loss)											$ (18.1)	$ (121.6)
Executive Leadership and Board of Directors Restructuring | Ireland
Effect of Fourth Quarter Events [Line Items]
Restructuring charge					$ (3.2)
Asset related adjustments
Effect of Fourth Quarter Events [Line Items]
Restructuring charge		(16.3)
Asset related adjustments | Ireland
Effect of Fourth Quarter Events [Line Items]
Restructuring charge				$ (2.0)
Contract Terminations
Effect of Fourth Quarter Events [Line Items]
Restructuring charge		(0.7)
Contract Terminations | Reorganization and Restructuring 2015
Effect of Fourth Quarter Events [Line Items]
Restructuring charge										(0.8)
Benefit Program Termination | Reorganization and Restructuring 2016
Effect of Fourth Quarter Events [Line Items]
Restructuring charge		$ 6.1								$ 6.1